Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs) [Member]
Loss Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	8,861,587	9,771,921	2,606,391